Pension and other post-retirement benefits - components of net pension and other benefit expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of benefit plans [line items]
Defined benefit expense	$ 5,256	$ 4,790
Defined contribution pension expense	12,410	11,767
Employee benefit expense	322,669	312,561
Pension plans [member]
Disclosure of benefit plans [line items]
Current service cost	1,977	1,586
Interest income or cost	1,476	1,545
Administration cost	1	1
Defined benefit expense	3,454	3,132
Defined contribution pension expense	12,410	11,767
Employee benefit expense	15,864	14,899
Amount of actuarial losses (gains) recognized in other comprehensive income
Actuarial loss (gain)	6,673	7,702
Return on assets excluding interest income	(130)	(280)
Total actuarial losses (gains) recognized in other comprehensive income	6,543	7,422
Other Benefit Plans [Member]
Disclosure of benefit plans [line items]
Current service cost	1,010	817
Interest income or cost	792	841
Past service cost	0	0
Administration cost	0	0
Defined benefit expense	1,802	1,658
Defined contribution pension expense	0	0
Employee benefit expense	1,802	1,658
Amount of actuarial losses (gains) recognized in other comprehensive income
Actuarial loss (gain)	(121)	2,991
Return on assets excluding interest income	0	0
Total actuarial losses (gains) recognized in other comprehensive income	$ (121)	$ 2,991